Other current financial assets	12 Months Ended
Dec. 31, 2023
Other current financial assets
Other current financial assets

Note 7: Other current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Deductions in connection with the pre-financing of the CIR (Research Tax Credit) by Neftys (cf. Note 13.3).	584	590	368
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	320	—	—
Total other current financial assets	904	590	368

In accordance with IAS 7, term deposits have been classed as current financial assets.